Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2020
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [text block table]
in €	2020	2019	2018
Gains	334	0	2
Losses	(10)	(0)	(0)
Net gains (losses) from derecognition of securities measured at amortized cost	324	0	2